Non-controlling interests - Changes in NCI (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests
Equity at beginning of period	€ 106,833	€ 102,699	€ 98,753
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption		(1,340)
Opening balance		105,493
Total recognized income and expenses	7,416	887	7,183
Profit attributable to non-controlling interests	1,505	1,588	1,282
Change of perimeter	(601)	(39)	(197)
Dividends	(3,892)	(3,496)	(3,189)
Equity at end of period	107,361	106,833	102,699
Non-Controlling interest
Non-controlling interests
Equity at beginning of period	12,344	11,761	10,713
Equity at end of period	10,889	12,344	11,761
Non-Controlling interest, Other comprehensive income
Non-controlling interests
Ifrs Cumulative Effect Of New Accounting Principle In Period Of Adoption		(1,292)
Opening balance		11,052	11,761	€ 10,713
Total recognized income and expenses	(109)	(583)	374
Exchange differences	(135)	(653)	360
Cash flow hedge	(1)	(11)	45
Available for sale - equity		(2)	(30)
Available for sale - fixed income		71	38
Changes in the fair value of equity instruments	(12)
Changes in the fair value of debt instruments	40
Other comprehensive income, Other	(1)	12	(39)
Non-Controlling interest, Other elements
Non-controlling interests
Other	(54)	1,166	674
Profit attributable to non-controlling interests	1,505	1,588	1,282
Modification of participation rates	(65)	(819)	(28)
Change of perimeter	(660)	(39)	(197)
Dividends	(687)	(665)	(800)
Changes in capital and others concepts	€ (147)	€ 1,101	€ 417